--------------------------------------------------------------------------------

CORTLAND                                                      600 Fifth Avenue
TRUST, INC.                                                   New York, NY 10020
                                                              (212)830-5200
================================================================================



Dear Shareholder:


We are pleased to present the semi-annual report of Cortland Trust, Inc. for the period April 1,2002 through September 30, 2002.

The Cortland General Money Market Fund had 59,054 shareholder accounts and net assets of $1,746,713,808 as of September 30, 2002.

As of September 30, 2002, the U.S. Government Fund had 4,741 shareholder accounts and net assets of $174,579,108.

As of September 30, 2002, the Municipal Money Market Fund had 2,856 shareholder accounts and net assets of $82,873,828.

We thank you for your support of Cortland Trust, Inc., and look forward to continuing to serve your cash management needs.



Sincerely,



\s\Steven W. Duff



Steven W. Duff
President








--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
CORTLAND GENERAL MONEY MARKET FUND
STATEMENT OF NET ASSETS
SEPTEMBER 30, 2002
(UNAUDITED)
================================================================================


    Face                                                                        Maturity               Value
   Amount                                                                         Date     Yield      (Note 1)
   ------                                                                         ----     -----       ------
Commercial Paper (22.33%)
------------------------------------------------------------------------------------------------------------------------------------
$  33,000,000  California PCFA (Shell Oil) - Series 1998                        10/01/02   1.97%   $  33,000,000
   50,000,000  Dresdner US Finance Inc.                                         12/18/02   1.88       49,797,958
   15,025,000  Forrestal Funding Master Trust                                   10/08/02   1.76       15,019,858
   50,000,000  Greyhawk Funding                                                 11/08/02   1.83       49,903,944
   30,000,000  HBOS Treasury Services                                           12/10/02   1.81       29,895,000
   25,000,000  Long Lane Master Trust IV- Series A (a)                          10/04/02   1.78       24,996,292
    8,788,000  Long Lane Master Trust IV- Series A (a)                          10/07/02   1.78        8,785,393
   25,000,000  Long Lane Master Trust IV- Series A (a)                          10/15/02   1.80       24,982,500
   20,000,000  Long Lane Master Trust IV- Series A (a)                          10/31/02   1.85       19,969,167
   48,000,000  Private Export Funding Corp.                                     01/07/03   1.80       47,766,107
   25,000,000  Special Purpose Accounts Receivable                              10/18/02   1.79       24,978,868
   35,000,000  Special Purpose Accounts Receivable                              10/23/02   1.80       34,961,714
   15,000,000  State of Mississippi Taxable GO
               (Mississippi Major Economic Impact)                              03/14/03   2.85       15,000,000
   11,023,000  Superior Funding Capital Corp.                                   12/17/02   1.78       10,981,033
-------------                                                                                      -------------
  390,836,000  Total Commercial Paper                                                                390,037,834
-------------                                                                                      -------------

Domestic Certificate of Deposit (0.57%)
------------------------------------------------------------------------------------------------------------------------------------

$  10,000,000  Harris Trust & Savings Bank                                      11/01/02   2.21%   $   9,999,916
-------------                                                                                      -------------
   10,000,000  Total Domestic Certificate of Deposit                                                   9,999,916
-------------                                                                                      -------------

Funding Agreement (1.43%)
------------------------------------------------------------------------------------------------------------------------------------

$  25,000,000  John Hancock Mutual Life Insurance Company (b)                   08/19/05   1.82%   $  25,000,000
-------------                                                                                      -------------
   25,000,000  Total Funding Agreement                                                                25,000,000
-------------                                                                                      -------------

Letter of Credit Commercial Paper (18.45%)
------------------------------------------------------------------------------------------------------------------------------------

$  28,000,000  AES Shady Point Inc.
               LOC Bank of America                                              10/29/02   1.77%   $  27,961,453
   15,000,000  Banco Bradesco S.A.
               LOC Bayerische Hypovereinsbank, A.G.                             10/16/02   1.78       14,988,875
   27,000,000  Banco Rio de La Plata S.A.
               LOC Banco Santander                                              12/09/02   2.31       26,882,527






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   The acompanying notes are an integral part of these financial statements.

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================================================================================


    Face                                                                        Maturity               Value
   Amount                                                                         Date     Yield      (Note 1)
   ------                                                                         ----     -----       ------
Letter of Credit Commercial Paper (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$  20,000,000  Banco Rio de La Plata S.A.
               LOC Banco Santander                                              03/06/03   1.76%   $  19,848,333
   30,750,000  Banco Rio de La Plata S.A.
               LOC HSBC Bank US                                                 05/28/03   1.91       30,366,206
   30,000,000  Central American Bank for Economic Development
               LOC Barclays Bank PLC                                            11/05/02   1.83       29,946,917
   30,000,000  Central American Bank for Economic Development
               LOC Barclays Bank PLC                                            11/13/02   1.81       29,935,500
   15,523,000  CSN Oversea
               LOC Banco Santander                                              10/16/02   2.10       15,509,611
   15,000,000  CSN Oversea
               LOC Banco Santander                                              10/17/02   2.17       14,985,667
   20,000,000  Floren Container Inc.
               LOC Bank of America                                              10/24/02   1.78       19,977,256
   10,000,000  Kitty Hawk Funding Corp.
               LOC Bank of America                                              11/29/02   1.76        9,971,156
   10,000,000  Louis Dreyfus Corporation
               LOC Barclays Bank PLC                                            10/15/02   1.78        9,993,078
   27,000,000  Louis Dreyfus Corporation
               LOC Credit Agricole                                              10/29/02   1.77       26,962,830
   45,000,000  TFM S.A. De C.V.
               LOC Standard Chartered Bank                                      10/17/02   1.78       44,964,400
-------------                                                                                      -------------
  323,273,000  Total Letter of Credit Commercial Paper                                               322,293,809
-------------                                                                                      -------------

Loan Participations (2.86%)
------------------------------------------------------------------------------------------------------------------------------------

$  40,000,000  American International Group with J.P. Morgan Chase (c)          04/11/03   1.87%   $  40,000,000
   10,000,000  Equitable Life Assurance Society with J.P. Morgan Chase (c)      03/20/03   1.87       10,000,000
-------------                                                                                      -------------
   50,000,000  Total Loan Participations                                                              50,000,000
-------------                                                                                      -------------

Medium Term Notes (2.29%)
------------------------------------------------------------------------------------------------------------------------------------

$  30,000,000  Sigma Finance Corporation                                        11/15/02   2.20%   $  29,993,030
   10,000,000  Sigma Finance Corporation                                        11/20/02   2.33       10,000,000
-------------                                                                                      -------------
   40,000,000  Total Medium Term Notes                                                                39,993,030
-------------                                                                                      -------------







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   The acompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
CORTLAND GENERAL MONEY MARKET FUND
STATEMENT OF NET ASSETS (CONTINUED)
SEPTEMBER 30, 2002
(UNAUDITED)
================================================================================


    Face                                                                        Maturity               Value
   Amount                                                                         Date     Yield      (Note 1)
   ------                                                                         ----     -----       ------
Repurchase Agreement (10.33%)
------------------------------------------------------------------------------------------------------------------------------------
$ 180,500,000  Salomon Smith Barney, repurchase proceeds at maturity
               $180,509,577 (Collateralized by $176,845,747, GNMA, 6.000%,
               due 05/20/29 to 08/20/32, value $184,110,001)                    10/01/02   1.91%   $ 180,500,000
-------------                                                                                      -------------
  180,500,000  Total Repurchase Agreement                                                            180,500,000
-------------                                                                                      -------------

Short Term Bank Note (0.63%)
------------------------------------------------------------------------------------------------------------------------------------

$  11,000,000  Bank of America                                                  04/30/03   2.50%   $  11,000,000
-------------                                                                                      -------------
   11,000,000  Total Short Term Bank Note                                                             11,000,000
-------------                                                                                      -------------

Trust (0.38%)
------------------------------------------------------------------------------------------------------------------------------------

$   6,600,264  Wilmington Trust Company (d)
               Guaranteed by General Electric Company                           01/01/11   2.00%   $   6,600,264
-------------                                                                                      -------------
    6,600,264  Total Trust                                                                             6,600,264
-------------                                                                                      -------------

Variable Rate Demand Instruments (34.63%)
------------------------------------------------------------------------------------------------------------------------------------

$   2,295,000  2150 Investment Company - Series 1997 (d)
               LOC Fifth Third Bank                                             02/01/17   1.90%   $   2,295,000
    3,375,000  Adel, GA IDA (Specialty Stampings, LLC) (d)
               LOC National Bank of Canada                                      06/01/14   2.00        3,375,000
    6,800,000  Adelanto, CA Public Utility (d)
               LOC California State Teachers Retirement System                  11/01/34   2.00        6,800,000
    3,350,000  Alabama IDA (Central Casting Corporation) (d)
               LOC First Union National Bank of North Carolina                  11/01/15   1.91        3,350,000
    5,745,000  Albany Dougherty, GA Payroll IDA
               (Flint River Service, Inc. Project-B) (d)
               LOC Columbus Bank & Trust Company                                05/01/17   2.05        5,745,000
      840,000  Alpine Capital Investment LLC (d)
               LOC First of America                                             09/15/27   2.25          840,000
    1,185,000  Andrews Laser Works Corporation (d)
               LOC Firstar Bank                                                 05/01/08   2.06        1,185,000
    2,770,000  Atlantic Tool & Die Company (d)
               LOC Key Bank, N.A.                                               12/01/11   1.90        2,770,000
    2,500,000  Atlantic Tool & Die Company - Series 2002 (d)
               LOC Key Bank, N.A.                                               03/01/17   1.90        2,500,000





--------------------------------------------------------------------------------
   The acompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================


    Face                                                                        Maturity               Value
   Amount                                                                         Date     Yield      (Note 1)
   ------                                                                         ----     -----       ------
Variable Rate Demand Instruments (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$   2,950,000  BBC, LLC (d)
               LOC Columbus Bank & Trust Company                                11/01/20   1.85%   $   2,950,000
    1,420,000  Berkeley Square Retirement Center - Series 1998(d)
               LOC Fifth Third Bank                                             02/01/13   2.01        1,420,000
    2,000,000  Budd Office Building Associate
               (Partnership Project) - Series 1997 (d)
               LOC Comerica Bank                                                10/01/47   1.90        2,000,000
   26,500,000  Catholic Health Initiatives - Series C (d)                       12/01/27   2.15       26,500,000
    7,300,000  CEGW, Incorporated (d)
               LOC PNC Bank, N.A.                                               03/31/09   2.00        7,300,000
   18,635,000  CFM International, Inc. Guaranteed Notes - Series 1999A (e)
               LOC General Electric Company                                     01/01/10   2.00       18,635,000
    2,210,000  Central Michigan Inns, LLC (d)
               LOC Michigan National Bank                                       04/01/30   2.20        2,210,000
    4,800,000  Cheney Brothers Incorporated (d)
               LOC First Union National Bank of North Carolina                  12/01/16   1.91        4,800,000
    3,205,000  Cinnamon Properties, Incorporated (d)
               LOC Firstar Bank                                                 04/01/20   1.98        3,205,000
   15,750,000  City & County of San Francisco
               Redevelopment Agency Taxable MHRB (d)
               LOC Bayerische Hypovereinsbank, A.G.                             07/01/34   1.80       15,750,000
    6,880,000  Columbus, GA Development Authority RB
               (Four J.S. Family, LLP Project) (d)
               LOC Columbus Bank & Trust Company                                09/01/20   1.86        6,880,000
   10,550,000  Columbus, GA Development Authority RB
               (Westdeutsche Landesbank, LLC
               Inverness II Project) - Series 2001 (d)
               LOC Columbus Bank & Trust Company                                12/01/21   1.89       10,550,000
    6,765,000  Concrete Company - Series 1998 (d)
               LOC Columbus Bank & Trust Company                                07/01/48   1.85        6,765,000
    1,665,000  Consolidated Equities, LLC - Series 1995 (d)
               LOC Old Kent Bank & Trust Co.                                    12/01/25   2.25        1,665,000
    1,590,000  Conveyors Inc. Real Estate - Series 1998 (d)
               LOC Firstar Bank                                                 03/01/18   2.06        1,590,000






--------------------------------------------------------------------------------
   The acompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
CORTLAND GENERAL MONEY MARKET FUND
STATEMENT OF NET ASSETS (CONTINUED)
SEPTEMBER 30, 2002
(UNAUDITED)
================================================================================


    Face                                                                        Maturity               Value
   Amount                                                                         Date     Yield      (Note 1)
   ------                                                                         ----     -----       ------
Variable Rate Demand Instruments (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$  13,650,000  D.G.Y. Real Estate LP - Series 2000A (d)
               LOC PNC Bank, N.A.                                               05/01/20   2.00%   $  13,650,000
    2,485,000  Devin F. & Janis L. McCarthy - Series 1997 (d)
               LOC Firstar Bank                                                 07/01/17   1.98        2,485,000
    7,155,000  Drury Inns, Inc. (d)
               LOC First Commercial Bank                                        03/01/20   1.93        7,155,000
    6,050,000  Eagle Landing IV, Limited (d)
               LOC Regions Bank                                                 09/01/26   1.85        6,050,000
    5,330,000  Eckert Seamans Cherin & Mellot (d)
               LOC PNC Bank, N.A.                                               01/01/15   2.00        5,330,000
    1,180,000  Elsmere, KY Industrial Building RB
               (Mazak Corporation) - Series 1998 (d)
               LOC Fifth Third Bank                                             09/01/04   2.01        1,180,000
    1,045,000  Follow Thru Land and Development LLC (d)
               LOC Key Bank, N.A.                                               11/01/13   1.90        1,045,000
      300,000  G&J Land Management (d)
               LOC Fifth Third Bank                                             12/01/17   2.01          300,000
    4,845,000  Garden City Hospital Osteopath - Series 1997 (d)
               LOC National City Bank of Michigan/Illinois                      10/01/17   1.99        4,845,000
   15,000,000  General Electric Capital Corporation (d)                         10/17/03   1.85       15,000,000
    1,730,000  Great Expectations Limited (Bass Chevrolet) - Series 1996 (d)
               LOC Fifth Third Bank                                             07/01/17   2.01        1,730,000
    1,845,000  HCH, LLC - Series 2000 (d)
               LOC Key Bank                                                     08/01/15   1.90        1,845,000
    1,305,000  Hope Realty, Limited Harmony Realty (Kurtz Bros., Inc.) (d)
               LOC Key Bank                                                     08/01/15   1.90        1,305,000
    2,605,000  Hopkins Waterhouse LLC Project (d)
               LOC National City Bank of Michigan/Illinois                      06/01/20   2.02        2,605,000
    3,000,000  Hornell, NY IDA (Alstom Transportation Project) (d)
               LOC Key Bank                                                     11/01/21   1.90        3,000,000
    1,750,000  Jake Sweeney Automotive, Incorporated (d)
               LOC Firstar Bank                                                 04/01/10   1.98        1,750,000






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   The acompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================


    Face                                                                        Maturity               Value
   Amount                                                                         Date     Yield      (Note 1)
   ------                                                                         ----     -----       ------
Variable Rate Demand Instruments (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$   1,970,000  JDV LLC (d)
               LOC Michigan National Bank                                       07/01/27   2.25%   $   1,970,000
    4,280,000  KBL Capital Fund, Incorporated - Series 1995A (d)
               LOC Fifth Third Bank                                             07/01/05   2.20        4,280,000
      910,000  KBL Capital Fund, Incorporated
               (BH Reality Limited Partnership) (d)
               LOC Old Kent Bank & Trust Co.                                    05/01/21   2.20          910,000
    4,500,000  KBL Capital Fund, Incorporated (d)
               LOC National City Bank of Michigan/Illinois                      05/01/27   1.99        4,500,000
   25,000,000  Key Bank (f)                                                     11/01/02   1.93       24,997,088
    2,830,000  Kingston Healthcare Company - Series 1997A (d)
               LOC Fifth Third Bank                                             11/01/17   1.90        2,830,000
    2,150,000  Kingston Healthcare Company - Series 1998A (d)
               LOC Fifth Third Bank                                             03/01/18   1.90        2,150,000
    1,480,000  Kissel Holdings, Inc - Series 2000 (d)
               LOC Firstar Bank                                                 12/01/20   2.06        1,480,000
    1,680,000  Kit Carson County, CO Agricultural Development RB
               (Midwest Farms, LLC) - Series 1997 (d)
               LOC Wells Fargo Bank, N.A.                                       06/01/27   1.95        1,680,000
    4,825,000  Kool Capital, LLC (d)
               LOC Michigan National Bank                                       04/01/29   1.96        4,825,000
    4,995,000  Kwik Park Corporation - Series 1999A (d)
               LOC PNC Bank, N.A.                                               09/01/19   2.00        4,995,000
   11,520,000  Laminations, Incorporated & Santana (d)
               LOC PNC Bank, N.A.                                               08/31/15   2.00       11,520,000
    7,465,000  Laurel County, KY Industrial Building RB
               (Consolidated Biscuit Company Project) (d)
               LOC Fifth Third Bank                                             03/01/15   2.00        7,465,000
   13,640,000  Lexington Financial Services Health Care RB - Series 2001 (d)
               LOC LaSalle National Bank                                        02/01/26   1.91       13,640,000
    1,965,000  Lockland Development Company Limited - Series 2000 (d)
               LOC US Bank, N.A.                                                07/01/20   2.06        1,965,000






--------------------------------------------------------------------------------
   The acompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
CORTLAND GENERAL MONEY MARKET FUND
STATEMENT OF NET ASSETSS (CONTINUED)
SEPTEMBER 30, 2002
(UNAUDITED)
================================================================================


    Face                                                                        Maturity               Value
   Amount                                                                         Date     Yield      (Note 1)
   ------                                                                         ----     -----       ------
Variable Rate Demand Instruments (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$     610,000  LRC - B Wadsworth Investors, Limited (d)
               LOC Firstar Bank                                                 09/01/17   2.16%   $     610,000
      625,000  Lucas County, OH EDRB
               (IPC Graphics Incorporated Project) - Series 1997 (d)
               LOC Fifth Third Bank                                             09/01/04   2.06          625,000
    3,145,000  Macroe Properties, Incorporated (d)
               LOC First Michigan                                               09/01/27   2.25        3,145,000
    8,745,000  Madison, WI Community Development Authority RB
               (Block 89 Project) - Series 1996A (d)                            01/01/19   2.20        8,745,000
    6,800,000  Madison, WI Community Development Authority RB
               (Block 89 Project) - Series 2000 (d)                             07/01/20   2.20        6,800,000
    1,000,000  Maximum Principal Amount (Buckeye Corrugated, Inc. Project) (d)
               LOC National City Bank of Michigan/Illinois                      01/01/05   2.02        1,000,000
    3,900,000  Maximum Principle Amount (Hanover Project) - Series 1997 (d)
               LOC National City Bank of Michigan/Illinois                      12/01/07   2.02        3,900,000
    3,550,000  Maximum Principle Amount Limited Partnership
               (Riverview Medical Office Building) (d)
               LOC National City Bank of Michigan/Illinois                      11/01/17   2.02        3,550,000
    1,730,000  Miami River Stone Company (d)
               LOC Firstar Bank                                                 08/01/09   2.06        1,730,000
    2,520,000  Michigan HEFA (Hope College) - Series 1996M (d)
               LOC Old Kent Bank & Trust Co.                                    10/01/16   2.25        2,520,000
      965,000  Milwaukee, WI (Historic Third Ward Parking Project) (d)
               LOC Northern Trust Bank                                          09/01/28   2.25          965,000
    7,920,000  Mississippi Business Finance Corporation IDRB
               (TTW Farm Products Inc.) (d)
               LOC Amsouth Bank, N.A.                                           11/01/11   1.85        7,920,000
    4,110,000  Mississippi Business Finance Corporation IDRB
               (Howard Industries, Incorporated) - Series 1995 (d)
               LOC Bank One                                                     06/01/10   1.85        4,110,000
    7,635,000  Mobile, Al Medical Clinic Board RB
               (Springhill Medical Complex) - Series 1996B (d)
               LOC Amsouth Bank, N.A.                                           09/01/11   1.85        7,635,000







--------------------------------------------------------------------------------
   The acompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================


    Face                                                                        Maturity               Value
   Amount                                                                         Date     Yield      (Note 1)
   ------                                                                         ----     -----       ------
Variable Rate Demand Instruments (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$   1,225,000  Montgomery, AL Industrial Development Board (d)
               LOC Columbus Bank & Trust Company                                07/01/16   1.85%   $   1,225,000
    1,300,000  Moose River Lumber Company, Inc.- Series 1997 (d)
               LOC Key Bank, N.A.                                               08/01/05   1.90        1,300,000
    1,385,000  Mount Carmel West Medical Office Building Limited Partnership (d)
               LOC National City Bank of Michigan / Illinois                    08/01/19   2.02        1,385,000
    3,405,000  New Federal Cold Storage, Incorporated Project (d)
               LOC National City Bank of Michigan/Illinois                      08/01/11   2.02        3,405,000
    3,200,000  New York State HFA RB (345 East 94th Street) (d)
               Guaranteed by Federal Home Loan Mortgage Corporation             11/01/31   1.80        3,200,000
    3,305,000  NPI Capital, LLC (d)
               LOC Michigan National Bank                                       07/01/29   2.25        3,305,000
   13,590,000  Nugent Sand Company - Series 1999 (d)
               LOC National City Bank of Michigan/Illinois                      11/01/11   2.02       13,590,000
    2,500,000  Oakland Ortho Realty Association (d)
               LOC PNC Bank, N.A.                                               09/01/09   2.00        2,500,000
    2,019,000  Olszeski Properties, Inc. Series 1996 (d)
               LOC Key Bank, N.A.                                               09/01/16   1.90        2,019,000
    8,080,000  One Boyertown Properties. LP (d)
               Guaranteed by Federal Home Loan Bank                             11/01/29   1.90        8,080,000
    2,635,000  Parisi Investment, LP & Supply - Series 1998 (d)
               LOC US Bank, N.A.                                                05/01/18   1.98        2,635,000
    2,965,000  Pomeroy Investments, LLC - Series 1997 (d)
               LOC Firstar Bank                                                 05/01/17   1.98        2,965,000
    1,830,000  RK Capital LLC (d)
               LOC Michigan National Bank                                       12/01/28   2.25        1,830,000
    2,360,000  Rumpf Development, Ltd. (d)
               LOC Key Bank, N.A.                                               08/01/17   1.90        2,360,000
    1,025,000  S & L Plastic Inc. (d)
               LOC Fleet Bank                                                   07/01/08   1.90        1,025,000
    1,235,000  S&S Partnership (Model Graphics) - Series 1999 (d)
               LOC Firstar Bank                                                 09/01/19   2.06        1,235,000
    3,220,000  Savoy Properties, Limited (d)
               LOC Key Bank, N.A.                                               08/01/20   1.90        3,220,000






--------------------------------------------------------------------------------
   The acompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
CORTLAND GENERAL MONEY MARKET FUND
STATEMENT OF NET ASSETS (CONTINUED)
SEPTEMBER 30, 2002
(UNAUDITED)
================================================================================


    Face                                                                        Maturity               Value
   Amount                                                                         Date     Yield      (Note 1)
   ------                                                                         ----     -----       ------
Variable Rate Demand Instruments (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$   5,000,000  Schenectady County, IDA (d)
               LOC Fleet Bank                                                   11/01/10   1.87%   $   5,000,000
    1,305,000  Scovil Hanna Corporation - Series 1997
               LOC Key Bank, N.A.                                               12/01/12   1.90        1,305,000
    5,050,000  Security Self-Storage, Inc. (d)
               LOC Bank One                                                     02/01/19   2.00        5,050,000
    4,105,000  Shepperd Capital LLC (d)
               LOC First of America                                             09/15/47   1.96        4,105,000
    3,845,000  Shepperd Capital LLC (d)
               LOC Old Kent Bank & Trust Co.                                    03/15/49   1.96        3,845,000
   30,000,000  Sigma Finance Corporation (g)                                    10/22/02   1.83       30,000,000
    3,630,000  Smugglers Notch Management Company/Investment Company (d)
               LOC Key Bank, N.A.                                               09/01/15   1.90        3,630,000
    8,000,000  Southeast Alabama Gas District RB (Lateral Project) (d)
               Insured by AMBAC Indemnity Corp.                                 06/01/25   1.85        8,000,000
   11,700,000  Southwestern Ohio Steel, Incorporated (d)
               LOC Firstar Bank                                                 04/01/08   1.96       11,700,000
    1,610,000  Stallard-Schrier Corporation (d)
               LOC Fifth Third Bank                                             09/01/16   2.01        1,610,000
    1,000,000  State of Texas (Veterans' Hospital) - Series A-2 (d)             12/01/29   1.85        1,000,000
    1,670,000  T.D. Management Limited - Series 1996 (d)
               LOC Fifth Third Bank                                             01/01/11   2.01        1,670,000
    9,375,000  Thayer Properties II, LLC (d)
               LOC Columbus Bank & Trust Company                                09/01/21   1.95        9,375,000
   38,000,000  The Goldman Sachs Group L.P. (h)                                 10/14/03   2.08       38,000,000
    7,670,000  Three Reading LP (d)
               Guaranteed by Federal Home Loan Bank                             06/01/24   1.90        7,670,000
      990,000  TKO Enterprises Ltd. - Series 1998 (d)
               LOC Firstar Bank                                                 03/01/18   2.06          990,000
    1,115,000  Town of Greendale, IN EDA RB - Series 1993B (d)
               LOC National City Bank of Michigan/Illinois                      12/01/05   2.02        1,115,000
    3,295,000  Town of Islip, NY IDA (Brentwood Real Estate LLC) (d)
               LOC ABN AMRO Bank, N.A.                                          11/01/20   1.91        3,295,000





--------------------------------------------------------------------------------
   The acompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================


    Face                                                                        Maturity               Value
   Amount                                                                         Date     Yield      (Note 1)
   ------                                                                         ----     -----       ------
Variable Rate Demand Instruments (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$   1,155,000  Tripplet Corporation (d)
               LOC Fifth Third Bank                                             03/01/08   2.06%   $   1,155,000
   15,000,000  Verizon Global Funding (b)                                       10/15/03   1.89       15,000,000
    1,205,000  Vincent Enterprise & Partners - Series 2001 (d)
               LOC Key Bank, N.A.                                               03/01/20   1.90        1,205,000
    2,075,000  Vista Funding Corporation - Series 1997A (d)
               LOC Fifth Third Bank                                             07/01/15   1.96        2,075,000
    1,950,000  VWS-Mcadory Center L.L.C. - Series 2002 (d)
               LOC First Commercial Bank                                        08/01/28   1.95        1,950,000
    1,250,000  Walt Sweeney Ford - Series 1996 (d)
               LOC Fifth Third Bank                                             01/01/12   2.01        1,250,000
    1,695,000  Warrior Roofing Manufacturing, Inc. (d)
               LOC Columbus Bank & Trust Company                                09/01/26   1.95        1,695,000
    2,285,000  Washington State HFC (Marketplace Apt.) (d)
               LOC Bank One                                                     07/01/29   1.90        2,285,000
    1,685,000  Weller Irrevocable Trust #2 - Series 1998 (d)
               LOC First Union National Bank of North Carolina                  09/01/13   1.85        1,685,000
    5,295,000  Wellington Green LLC (d)
               LOC Key Bank, N.A.                                               04/01/29   1.90        5,295,000
    2,760,000  Westchester County, NY IDA RB (B.W.P. Distributors Inc.) (d)
               LOC First Union National Bank of North Carolina                  10/01/28   1.91        2,760,000
      725,000  Westchester Presbyterian Church (d)
               LOC Firstar Bank                                                 09/01/13   2.16          725,000
    1,250,000  William Thies & Son, Incorporated (d)
               LOC First Union National Bank of North Carolina                  03/01/07   1.86        1,250,000
    1,800,000  Wilmington Iron & Metal Company (d)
               LOC Bank One                                                     08/01/14   1.96        1,800,000
   11,250,000  Winder-Barrow Industrial Building (d)
               LOC Columbus Bank & Trust Company                                02/01/20   1.85       11,250,000
    8,065,000  Zirbser Greenbriar Inc. (d)
               Guaranteed by Federal Home Loan Bank                             01/01/26   2.06        8,065,000
-------------                                                                                      -------------
  604,904,000  Total Variable Rate Demand Instruments                                                604,901,088
-------------                                                                                      -------------






--------------------------------------------------------------------------------
   The acompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
CORTLAND GENERAL MONEY MARKET FUND
STATEMENT OF NET ASSETS (CONTINUED)
SEPTEMBER 30, 2002
(UNAUDITED)
================================================================================


    Face                                                                        Maturity                    Value
   Amount                                                                         Date          Yield      (Note 1)
   ------                                                                         ----          -----       ------
Yankee Certificates of Deposit (5.73%)
------------------------------------------------------------------------------------------------------------------------------------
$   50,000,000 Abbey National Bank PLC                                          12/27/02        2.71%   $   49,998,826
    50,000,000 Rabobank Nederland                                               05/16/03        2.63        49,996,929
--------------                                                                                          --------------
   100,000,000 Total Yankee Certificates of Deposit                                                         99,995,755
--------------                                                                                          --------------
               Total Investments (99.63%) (Cost $1,740,321,696+)                                         1,740,321,696
               Cash And Other Assets, Net of Liabilities (0.37%)                                             6,392,112
                                                                                                        --------------
               Net Assets (100.00%)                                                                     $1,746,713,808
                                                                                                        ==============
               Net asset value, offering and redemption price per share:
               Cortland Shares,                        1,565,170,680 Shares Outstanding (Note 3)        $         1.00
                                                                                                        ==============
               Short Term General Fund - General Shares, 181,543,128 Shares Outstanding (Note 3)        $         1.00
                                                                                                        ==============

               +    Aggregate cost for income tax purposes is identical.
























--------------------------------------------------------------------------------
   The acompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================


FOOTNOTES:

(a)  Guaranteed by Fleet Bank Swap Agreement.

(b) The interest rate is adjusted quarterly based upon three month LIBOR plus 0.06%.

(c)  The  interest  rate is adjusted  quarterly  based upon one month LIBOR plus
     0.05%.

(d) These securities have a 7 day put feature exercisable by the fund at par value. Rate changes weekly.

(e) The interest rate is adjusted weekly based upon average of prior week one month LIBOR; weekly put at par.

(f)  The interest rate is adjusted daily based upon prime rate minus 2.955%

(g)  The interest rate is adjusted daily based upon prime rate minus 2.92%.

(h) The interest rate is adjusted quarterly based upon three months LIBOR plus 0.25%.






KEY:
     EDA        =    Economic Development Authority                IDA          =    Industrial Development Authority
     EDRB       =    Economic Development Revenue Bond             IDRB         =    Industrial Development Revenue Bond
     GNMA       =    Government National Mortgage Association      LOC          =    Letter of Credit
     GO         =    General Obligation                            MHRB         =    Multi-Family Housing Revenue Bond
     HEFA       =    Health & Education Facilities Authority       PCFA         =    Pollution Control Finance Authority
     HFA        =    Housing Finance Authority                     RB           =    Revenue Bond
     HFC        =    Housing Finance Commission








--------------------------------------------------------------------------------
   The acompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
U.S. GOVERNMENT FUND
STATEMENT OF NET ASSETS
SEPTEMBER 30, 2002
(UNAUDITED)
================================================================================


    Face                                                                                 Maturity               Value
   Amount                                                                                  Date     Yield      (Note 1)
   ------                                                                                  ----     -----       ------
Floating Rate Securities (11.46%)
------------------------------------------------------------------------------------------------------------------------------------
$  10,000,000  Federal Farm Credit Bank (a)                                              02/10/03   1.75%   $  10,000,000
   10,000,000  Student Loan Marketing Association (b)                                    11/21/02   1.67       10,000,000
-------------                                                                                               -------------
   20,000,000  Total Floating Rate Securities                                                                  20,000,000
-------------                                                                                               -------------

Repurchase Agreements (41.99%)
------------------------------------------------------------------------------------------------------------------------------------

$  43,300,000  J.P. Morgan Securities, Inc., repurchase proceeds at maturity $43,302,345
               (Collateralized by $52,548,000, FNMA, 7.250%, due 05/15/30,
               value $16,421,619; RFIN, 0.000%, due 01/15/13 to 01/15/15,
               value $21,913,787; TVBD, 6.250%, due 12/15/17, value $5,831,596)          10/01/02   1.95%   $  43,300,000
   30,000,000  Salomon Smith Barney, repurchase proceeds at maturity $30,001,592
               (Collateralized by $26,890,861, GNMA, 6.500% to 24.711%,
               due 04/20/28 to 04/20/31, value $30,600,001)                              10/01/02   1.91       30,000,000
-------------                                                                                               -------------
   73,300,000  Total Repurchase Agreements                                                                     73,300,000
-------------                                                                                               -------------

U.S. Government Agency Discount Notes (18.16%)
------------------------------------------------------------------------------------------------------------------------------------

$   3,000,000  Federal Farm Credit Bank                                                  03/07/03   2.62%   $   2,966,638
    5,000,000  Federal Home Loan Bank                                                    10/04/02   1.98        4,999,187
    1,270,000  Federal Home Loan Bank                                                    10/29/02   1.95        1,268,094
    6,500,000  Federal Home Loan Mortgage Corporation                                    12/05/02   2.20        6,474,767
    5,136,000  Federal Home Loan Mortgage Corporation                                    12/20/02   1.67        5,114,454
    5,000,000  Federal Home Loan Mortgage Corporation                                    12/23/02   2.28        4,974,293
    2,000,000  Federal Home Loan Mortgage Corporation                                    06/30/03   2.07        1,969,324
    2,000,000  Federal National Mortgage Association                                     05/02/03   2.36        1,972,547
    2,000,000  Student Loan Marketing Association                                        06/10/03   2.12        1,970,880
-------------                                                                                               -------------
   31,906,000  Total U.S. Government Agency Discount Notes                                                     31,710,184
-------------                                                                                               -------------


U.S. Government Agency Medium Term Notes (30.29%)
------------------------------------------------------------------------------------------------------------------------------------

$   5,000,000  Federal Farm Credit Bank                                                  12/02/02   2.30%   $   5,032,616
    1,000,000  Federal Farm Credit Bank                                                  12/09/02   2.24        1,006,713
    2,000,000  Federal Farm Credit Bank                                                  02/03/03   1.71        2,021,870
    4,000,000  Federal Farm Credit Bank                                                  02/03/03   1.63        4,000,838
    1,000,000  Federal Farm Credit Bank                                                  02/24/03   2.25        1,011,764
    2,890,000  Federal Home Loan Bank                                                    11/15/02   2.16        2,904,669







--------------------------------------------------------------------------------
   The acompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------





================================================================================


    Face                                                                          Maturity              Value
   Amount                                                                           Date     Yield     (Note 1)
   ------                                                                           ----     -----      ------
U.S. Government Agency Medium Term Notes (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$   4,210,000  Federal Home Loan Bank                                             01/16/03   1.67%   $   4,254,584
    3,000,000  Federal Home Loan Bank                                             04/08/03   2.00        3,008,816
    4,200,000  Federal Home Loan Bank                                             08/05/03   1.96        4,196,420
    3,000,000  Federal Home Loan Bank                                             08/15/03   1.82        3,129,766
    5,000,000  Federal Home Loan Mortgage Corporation                             10/08/02   1.71        4,998,337
    2,000,000  Federal Home Loan Mortgage Corporation                             10/15/02   1.93        2,003,239
    3,000,000  Federal Home Loan Mortgage Corporation                             05/15/03   1.63        3,105,546
    2,800,000  Federal National Mortgage Association                              10/15/02   1.91        2,804,681
    2,000,000  Federal National Mortgage Association                              11/05/02   1.72        2,001,471
    1,560,000  Federal National Mortgage Association                              11/15/02   1.72        1,567,953
    5,000,000  Federal National Mortgage Association                              01/15/03   1.70        5,050,276
      750,000  Federal National Mortgage Association                              08/25/03   1.75          777,651
-------------                                                                                        -------------
   52,410,000  Total U.S. Government Agency Medium Term Notes                                           52,877,210
-------------                                                                                        -------------
               Total Investments (101.90%)(Cost $177,887,394+)                                         177,887,394
               Liabilities in excess of cash and other assets (-1.90%)                               (   3,308,286)
                                                                                                     -------------
               Net Assets (100.00%)                                                                  $ 174,579,108
                                                                                                     =============
               Net asset value, offering and redemption price per share:
               Cortland Shares, 174,533,539 Shares Outstanding (Note 3)                              $        1.00
                                                                                                     =============

               +   Aggregate cost for federal income tax purposes is identical.





FOOTNOTES:

(a)  The interest rate is adjusted daily based upon prime minus 3.00%.

(b) The interest rate is adjusted weekly based upon three-month Treasury Bill bond equivalent yield plus 0.03%.




KEY:
FNMA       =    Federal National Mortgage Association
GNMA       =    Government National Mortgage Association
RFIN       =    Resolution Funding Corporation Strip Interest
TVBD       =    Tennessee Valley Authority Bond






--------------------------------------------------------------------------------
   The acompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
MUNICIPAL MONEY MARKET FUND
STATEMENT OF NET ASSETS
SEPTEMBER 30, 2002
(UNAUDITED)
================================================================================

                                                                                                                     Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity               Value                Standard
   Amount                                                                         Date     Yield      (Note 1)     Moody's  & Poor's
   ------                                                                         ----     -----       ------      -------  --------
Put Bonds (b) (20.32%)
------------------------------------------------------------------------------------------------------------------------------------
$   1,360,000  City of Dayton, KY Industrial Building RB
               (Radac Corp. Project) - Series 1994C (c)
               LOC Fifth Third Bank                                             10/01/02   2.00%     $   1,360,000
    6,500,000  Harford County, MD (A.O. Smith) (c)
               LOC Bank One                                                     03/01/03   1.60          6,500,000
    2,500,000  Michigan Strategic Fund Limited Obligation RB
               (Donnelly Corporation Project) - Series B
               LOC Dresdner Bank A.G.                                           10/01/02   2.00          2,500,000   P1        A1+
       80,000  Nevada Housing Division Tender Option Bonds
               (Single Family Program C-2) (c)
               Guaranteed by FHA/VA/Private Mortgages                           10/01/02   2.50             80,000
    3,400,000  North Carolina Industrial Facility PCFA RB
               (GVK America Inc. Project) (c)
               LOC Citibank, N.A.                                               12/02/02   1.63          3,400,000
    3,000,000  Pooled Puttable Floating Option
               Tax Exempts Receipts - Series PPT-33
               LOC Merrill Lynch & Company, Inc.                                12/26/02   1.80          3,000,000             A1+
-------------                                                                                        -------------
   16,840,000  Total Put Bonds                                                                          16,840,000
-------------                                                                                        -------------

Tax Exempt Commercial Paper (14.48%)
------------------------------------------------------------------------------------------------------------------------------------

$   2,000,000  Denver, CO City and County
               Airport System Subordinate RB
               LOC Bayerische Landesbank, A.G.                                  10/09/02   1.30%     $   2,000,000   P-1       A1+
    4,000,000  New Hampshire Business Finance Authority PCRB
               (New England Power Company Project)                              11/26/02   1.55          4,000,000   P-1       A1
    1,000,000  San Antonio, TX - Series A
               LOC Landesbank Hessen                                            10/01/02   1.30          1,000,000   P-1       A1+
    5,000,000  Washington D.C. Metropolitan Airport Authority
               (General Airport Notes)
               LOC Bank of America                                              11/02/02   1.50          5,000,000             A1
-------------                                                                                        -------------
   12,000,000  Total Tax Exempt Commercial Paper                                                        12,000,000
-------------                                                                                        -------------

Tax Exempt General Obligation Notes & Bonds (16.49%)
------------------------------------------------------------------------------------------------------------------------------------

 $  2,500,000  Indiana Bond Bank Advanced Funding Notes - Series 2002           01/22/03   1.65%     $   2,504,576  MIG-1      SP-1+
    2,500,000  Kendall & Kane Counties, IL Community School
               District #115 Yorkville TAN (c)                                  01/30/03   2.10          2,503,245




--------------------------------------------------------------------------------
   The acompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                     Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity               Value                Standard
   Amount                                                                         Date     Yield      (Note 1)     Moody's  & Poor's
   ------                                                                         ----     -----       ------      -------  --------
Tax Exempt General Obligation Notes & Bonds (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$   2,600,000  Linn County, IA Cedar Rapids
               Community School District - Series 2002 (c)                      06/30/03   1.72%     $   2,619,603
    2,000,000  Michigan Municipal Bond Authority RB - Series 2002C-1            08/22/03   1.40          2,014,918             SP-1+
    4,000,000  State of Maine GO TAN                                            06/30/03   1.50          4,022,092  MIG-1      SP-1+
-------------                                                                                        -------------
   13,600,000  Total Tax Exempt General Obligation Notes & Bonds                                        13,664,434
-------------                                                                                        -------------

Tax Exempt Variable Rate Demand Instruments (d) (45.94%)
------------------------------------------------------------------------------------------------------------------------------------

$   4,000,000  Ashland, KY PCRB (Ashland Oil Inc. Project)
               LOC Suntrust Bank                                                04/01/09   1.55%     $   4,000,000  VMIG-1
    5,455,000  Auburn, AL Non-Profit HDA (Lakeside Project)
               LOC Columbus Bank & Trust Company                                09/01/27   2.00          5,455,000             A1
    2,481,000  Clipper Tax Exempt Trust COPS - Series 1999-3                    10/01/05   2.03          2,481,000  VMIG-1
    1,160,000  Coconino County, AZ PCRB (Arizona Public Service)
               LOC Barclays Bank PLC                                            12/01/31   2.10          1,160,000   P1        A1+
    3,000,000  Florida Finance Authority Continuing Care
               Retirement Commission RB
               (Glenridge Capital Project) - Series 2002C
               LOC Bank of Scotland                                             06/01/12   2.10          3,000,000  VMIG-1
      890,000  Hancock County, OH EDRB (Cross County Inn) (c)
               LOC Bank One                                                     12/01/02   2.15            890,000
      770,000  IBM 2001 Tax Exempt Trust 2001- Series A                         09/01/07   1.93            770,000             A1+
    1,000,000  Jacksonville, FL Electric Authority
               (Electric System) - Series 2001B                                 10/01/30   2.05          1,000,000  VMIG-1     A1+
    1,000,000  Jay Street Development Corporation, NY Lease RB
               (Jay Street Project)
               LOC Landesbank Hessen                                            05/01/20   1.90          1,000,000  VMIG-1     A1+
    1,500,000  Kent State University, OH General Receipt RB
               Insured by MBIA Insurance Corp.                                  05/01/31   1.65          1,500,000  VMIG-1     A1+
    3,490,793  Koch Floating Rate Trust - Series 1
               Insured by AMBAC Indemnity Corp.                                 05/03/04   1.98          3,490,793             A1+
      760,000  Lucas County, OH EDRB (Cross County Inn) (c)
               LOC Bank One                                                     12/01/02   2.15            760,000
    2,200,000  Michigan HEFA (Concordia College Harbor Project) (c)
               LOC Allied Irish Bank                                            09/01/14   2.15          2,200,000




--------------------------------------------------------------------------------
   The acompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
MUNICIPAL MONEY MARKET FUND
STATEMENT OF NET ASSETS (CONTINUED)
SEPTEMBER 30, 2002
(UNAUDITED)
================================================================================

                                                                                                                     Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity               Value                Standard
   Amount                                                                         Date     Yield      (Note 1)     Moody's  & Poor's
   ------                                                                         ----     -----       ------      -------  --------
Tax Exempt Variable Rate Demand Instruments (d) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$   1,000,000  Michigan State Strategic Fund (Detroit Symphony)
               LOC ABN AMRO Bank, N.A.                                          06/01/31   2.00%     $   1,000,000             A1+
    2,595,000  Mississippi Home Corporation Single Family Program
               (Merlots) - Series YYY
               Guaranteed by Government National Mortgage Association           12/01/31   1.80          2,595,000  VMIG-1
    1,025,000  Nashville, TN Metropolitan Airport Authority RB
               (American Airlines Project) - Series A
               LOC Credit Suisse First Boston                                   10/01/12   2.00          1,025,000             A1+
    1,000,000  North Carolina Medical Care Commission Health Care Facilities RB
               (Carol Woods Project) (c)
               LOC Branch Bank & Trust Company                                  04/01/31   2.10          1,000,000
    2,500,000  Palm Beach County, FL RB (Raymond F. Kravis Center Project)
               LOC Northern Trust Bank                                          07/01/32   1.60          2,500,000  VMIG-1
    1,000,000  Phoenix, AZ IDA RB (Valley of The Sun YMCA Project)
               LOC Wells Fargo Bank, N.A.                                       01/01/31   2.15          1,000,000             A1+
    1,250,000  York County, PA IDA Limited Obligation RB
               (Metal Exchange Corp. Project) - Series 1996 (c)
               LOC Comerica Bank                                                06/01/06   1.95          1,250,000
-------------                                                                                        -------------
   38,076,793  Total Variable Rate Demand Instruments                                                   38,076,793
-------------                                                                                        -------------

Variable Rate Demand Instrument - Private Placement (1.98%)
------------------------------------------------------------------------------------------------------------------------------------

$   1,642,000  York County, PA IDA IDRB (Manor Care of Kingston Court Inc.)
               LOC Chase Manhattan Bank, N.A.                                   12/01/08   3.09%     $   1,642,000   P1        A1+
-------------                                                                                        -------------
    1,642,000  Total Variable Rate Demand Instrument - Private Placement                                 1,642,000
-------------                                                                                        -------------
               Total Investments (99.21%) (Cost $82,223,227+)                                           82,223,227
               Cash And Other Assets, Net of Liabilities (0.79%)                                           650,601
                                                                                                     -------------
               Net Assets (100.00%)                                                                  $  82,873,828
                                                                                                     =============
               Net asset value, offering and redemption price per share:
               Cortland Shares, 82,896,103 Shares Outstanding (Note 3)                               $        1.00
                                                                                                     =============

               +  Aggregate cost for federal income tax purposes is identical.













--------------------------------------------------------------------------------
   The acompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------





================================================================================


FOOTNOTES:

(a) Unless the variable rate demand instruments are assigned their own ratings, the ratings are those of the holding company of the bank whose letter of credit guarantees the issue or the insurance company who issues the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Ratings are unaudited.

     In addition, certain issuers have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

(b)  The maturity date indicated is the next put date.

(c) Securities that are not rated which the Fund's Board of Directors has determined to be of comparable quality to those rated securities in which the Fund invests.

(d) Securities payable on demand at par including accrued interest (usually with seven days notice) and, if indicated, unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.



KEY:
     COPS       =    Certificates of Participation                 IDRB         =    Industrial Development Revenue Bond
     EDRB       =    Economic Development Revenue Bond             LOC          =    Letter of Credit
     FHA        =    Federal Housing Administration                PCFA         =    Pollution Control Finance Authority
     GO         =    General Obligation                            PCRB         =    Pollution Control Revenue Bond
     HDA        =    Housing Development Authority                 RB           =    Revenue Bond
     HEFA       =    Health and Education Facilities Authority     TAN          =    Tax Anticipation Note
     IDA        =    Industrial Development Authority              VA           =    Veterans Association














--------------------------------------------------------------------------------
   The acompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
STATEMENTS OF OPERATIONS
SIX MONTHS ENDED SEPTEMBER 30, 2002
(UNAUDITED)
================================================================================



                                            Cortland General            U.S. Government          Municipal Money
                                           Money Market Fund                  Fund                 Market Fund
                                           -----------------            ---------------          ---------------
INVESTMENT INCOME

 Interest Income...........................$      19,541,056            $     2,087,125          $       929,150
                                           -----------------            ---------------          ---------------

 Expenses:

    Management fee--Note 3(a)..............        7,346,516                    843,653                  438,372

    Distribution support and services
      ----Note 3(c):

        Cortland Shares....................        1,811,574                    240,647                  100,394

        Live Oak Shares....................          487,932                     30,113                   35,382

        Short Term General Fund -
          General Shares...................            1,295                     -0-                      -0-

    Other expenses.........................           92,399                     20,738                   12,844
                                           -----------------            ---------------          ---------------

        Total Expenses.....................        9,739,716                  1,135,151                  586,992

   Expenses waived by
     Distributor--Note 3(c)................           -0-                        -0-             (        12,047)
                                           -----------------            ---------------          ---------------

        Net Expenses.......................        9,739,716                  1,135,151                  574,945
                                           -----------------            ---------------          ---------------

 Net Investment Income ....................        9,801,340                    951,974                  354,205



NET REALIZED GAIN
   ON INVESTMENTS

 Net realized gain (loss) on investments...              822                     20,862                   -0-
                                           -----------------            ---------------          ---------------

 Increase in net assets from operations....$       9,802,162            $       972,836          $       354,205
                                           =================            ===============          ===============




--------------------------------------------------------------------------------
   The acompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

CORTLAND TRUST, INC.
STATEMENTS OF CHANGES IN NET ASSETS

================================================================================





                                    Cortland General               U.S. Government                  Municipal Money
                                   Money Market Fund                     Fund                         Market Fund
                            ------------------------------   -----------------------------    ----------------------------

                             For the Six        For the       For the Six        For the       For the Six      For the
                             Months Ended        Year         Months Ended        Year         Months Ended      Year
                            September 30,        Ended       September 30,        Ended       September 30,      Ended
                                 2002          March 31,          2002          March 31,          2002        March 31,
                             (Unaudited)         2002         (Unaudited)         2002         (Unaudited)       2002
                            --------------  --------------   -------------   -------------    -------------   ------------
 Operations:
 Net investment income......$    9,801,340  $   51,621,644   $     951,974   $   3,458,622    $     354,205   $  2,078,978
 Net realized gain on
      investments...........           822          21,770          20,862         537,225           -0-            -0-
                            --------------  --------------   -------------   -------------    -------------   ------------
 Increase in net assets
      from operations.......     9,802,162      51,643,414         972,836       3,995,847          354,205      2,078,978
 Distributions to shareholders from:
 Net investment income:
   Cortland Shares..........(    7,259,337) (   21,313,374)  (     952,436)  (   2,157,452)   (     248,326)+ (    883,280)+
   Live Oak Shares..........(    2,536,910) (   30,308,270)  (     166,938)  (   1,702,957)   (     105,879)+ (  1,195,698)+
   Short Term General Fund -
    General Shares..........(        5,093)         -0-             -0-             -0-              -0-            -0-
 Realized gains:
   Cortland Shares..........(          822) (        8,486)  (       1,556)  (       2,113)          -0-            -0-
   Live Oak Shares..........        -0-     (       13,284)  (         434)  (         640)          -0-            -0-
   Short Term General Fund -
    General Shares..........        -0-             -0-             -0-             -0-              -0-            -0-
 Capital share
     transactions net (Note 4):
   Cortland Shares..........   205,425,035     525,271,454   (  72,907,892)    176,072,008       15,104,550      5,890,272
   Live Oak Shares..........(1,237,280,248) (   10,843,093)  (  73,706,596)  (     794,144)   (  88,773,965)    13,898,457
   Short Term General Fund -
    General Shares..........   181,543,128          -0-             -0-             -0-              -0-            -0-
                             -------------    ------------    ------------    ------------     ------------    -----------
 Total increase (decrease)  (  850,312,085)    514,428,361   ( 146,763,016)    175,410,549    (  73,669,415)    19,788,729
 Net assets:

 Beginning of period........ 2,597,025,893   2,082,597,532     321,342,124     145,931,575      156,543,243    136,754,514
                             -------------   -------------    ------------    ------------     ------------    -----------
 End of period..............$1,746,713,808  $2,597,025,893   $ 174,579,108   $ 321,342,124    $  82,873,828   $156,543,243
                             =============   =============    ============    ============     ============    ===========
 Undistributed net
   investment income........$       -0-     $       -0-      $      46,388   $     213,788    $      -0-      $     -0-


+ Designated as exempt-interest dividends for regular federal income tax purposes.




--------------------------------------------------------------------------------
   The acompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

CORTLAND TRUST, INC.
NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)

================================================================================
1. Summary of Accounting Policies

Cortland Trust, Inc. (the "Company) is a no-load, diversified, open-end management investment company registered under the Investment Company Act of 1940. The Fund is a presently comprised of three portfolios, the Cortland General Money Market Fund ("Cortland General Fund"), the U.S. Government Fund and the Municipal Money Market Fund ("Municipal Fund"). The Cortland General Fund has three classes of stock authorized, Cortland Shares, Live Oak Shares and Short Term General Fund - General Shares. The U.S Government Fund and the Municipal Fund have two classes of stock authorized, Cortland Shares and Live Oak Shares. The Cortland Shares and the Live Oak Shares of each Portfolio and the Short Term General Fund - General Shares of the Cortland General Fund are subject to a service fee pursuant to each Portfolio's Distribution Plan. The Short Term General Fund - General Shares are subject to an additional sub-transfer agent accounting fee. The Live Oak Shares liquidated on June 14, 2002; therefore financial highlights for this class are not presented. In all other respects, the Cortland Shares, Live Oak Shares and the Short Term General Fund - General Shares of Cortland General Fund represent the same interest in the income and assets of the Fund. Each class of shares has identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The Company accounts separately for the assets, liabilities and operations of each Fund. The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America for investment companies as follows:

The shares outstanding in the Cortland General Fund include the Pilgrim Money Market Class of Shares (the "Pilgrim Shares"). Pilgrim Shares are identical to the Cortland shares of the Cortland General Fund with respect to investment objectives, voting rights and yield, but differ with respect to certain other matters relating primarily to exchange privileges. At September 30, 2002, there were 6,820,314 Pilgrim Shares outstanding included in the Cortland shares.

     a) Valuation  of  Securities -
     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

     b) Federal Income Taxes -
     It is the policy of each Portfolio to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable income to its shareholders. Therefore, no provision for federal income tax is required.

     c) Dividends and Distributions -
     Dividends from investment income (including realized capital gains and losses, if any, and amortization of market discount), determined on a class level, are declared daily and paid on the subsequent business day.
     Distributions of net realized capital gains, offset by capital loss carryovers, if any, are generally declared and paid when realized.





--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================
1. Summary of Accounting Policies (Continued)

     d) Use of Estimates -
     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that effect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     e) General -
     Securities transactions are recorded on a trade date basis. Interest income including accretion of discount and amortization of premium is accrued as earned. Realized gains and losses from securities transactions are recorded on the identified cost basis. The Cortland General and U.S. Government Funds may enter into repurchase agreements. It is the Fund's policy to take possession of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities are sufficient to cover the value of the repurchase agreements.

2. Investment Management Fees and Other Transactions with Affiliates

Reich & Tang Asset Management, LLC (the "Manager") serves as the manager of the Company and its three Funds pursuant to agreements with the Funds dated September 14, 1993 ("Agreements"). Under the Agreements, the Manager provides directly, or indirectly through contracts with others, all services required for the management of the Company. The Manager bears all ordinary operating expenses associated with the Company's operation except: (a) the fees of the directors who are not "interested persons" of the Company, as defined by the Act, and the travel and related expenses of the directors incident to their attending shareholder's, director's and committee meetings, (b) interest, taxes and brokerage commissions, (c) extraordinary expenses, (d) shareholder service or distribution fees, and (e) membership dues of any industry association. Additionally, the Manager has assumed all expenses associated with organizing the Company and all expenses of registering or qualifying the Company's shares under Federal and state securities laws. The Funds pay the Manager an annual fee, calculated daily and paid monthly, of .80% of the first $500 million of the Company's average daily net assets, plus .775% of the next $500 million of the Company's average daily net assets, plus .75% of the next $500 million of the Company's average daily net assets, plus .725% of the Company's average daily net assets in excess of $1.5 billion. The management fees are allocated pro-rata to each Fund based on their average daily net assets.

Pursuant to a Distribution Plan ("Plan") each Fund can make payments of up to 0.25% per annum of its average daily net assets with respect to Cortland shares and the Short Term General Fund - General Shares of the Fund for assistance in distributing its shares. The Manager and/or its affiliates have the ability to make additional payments for distribution assistance. The Manager and/or its affiliates bear all other expenses related to the distribution of the company's shares. In addition, each Fund can make payments of up to 0.20% per annum of it's average daily net assets with respect to the Live Oak shares of the Fund for assistance in distributing its shares.

Fees are paid to Directors who are unaffiliated with the Manager on the basis of $15,000 per annum plus $2,000 for each Board of Directors' meeting attended. All directors' fees and expenses are allocated equally to each Fund.

During the period ended September 30, 2002, the Distributor voluntarily waived Distribution support and services fees of $12,047 for the Cortland Shares of the Municipal Fund.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CORTLAND TRUST, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)

================================================================================
3. Capital Stock

At September 30, 2002, 6 billion shares of $.001 par value stock and of the Company were authorized, of which 2.5 billion are designated as Cortland General Fund shares, 1.5 billion are designated as U.S. Government Fund shares, 1 billion are designated as Municipal Fund shares and 1 billion are unclassified. Capital paid in for the Cortland General Fund shares, U.S. Government shares and Municipal Fund shares amount to $1,746,713,808, $174,533,539 and $82,886,504, respectively. Transactions in the shares of each Fund were all at $1.00 per share and are summarized for the period as follows:


                          Cortland General Money                                                   Municipal Money
                                Market Fund                   U.S. Government Fund                   Market Fund
                        -------------------------------    -----------------------------    ------------------------------
                           Six Months     For the Year       Six Months     For the Year      Six Months     For the Year
                             Ended            Ended             Ended          Ended             Ended           Ended
                      September 30, 2002    March 31,    September 30, 2002   March 31,   September 30, 2002   March 31,
                          (Unaudited)         2002          (Unaudited)         2002         (Unaudited)         2002
                        --------------   --------------    --------------  -------------    --------------  --------------
Cortland Shares
Shares sold............. 3,106,007,554    4,315,119,576       373,787,305    741,650,664       162,173,574     242,634,416
Dividends reinvested....     7,512,031       21,464,027           961,160      2,168,955           249,401         890,512
Shares redeemed.........(2,908,094,550)  (3,811,312,149)   (  447,656,357) ( 567,747,611)   (  147,318,425) (  237,634,656)
                         -------------    -------------     -------------   ------------     -------------   -------------
Net increase (decrease).   205,425,035      525,271,454    (   72,907,892)   176,072,008        15,104,550       5,890,272
                         =============    =============     =============   ============     =============   =============

Live Oak Shares *
Shares sold.............   852,009,027    4,527,186,374        37,366,179    213,270,371        50,822,231     279,565,420
Dividends reinvested....     2,570,436       30,578,850           170,868      1,717,140           107,531       1,204,968
Shares redeemed.........(2,091,859,711)  (4,568,608,317)   (  111,243,643) ( 215,781,655)   (  139,703,727)  ( 266,871,931)
                         -------------    -------------     -------------   ------------     -------------    ------------
Net increase (decrease) (1,237,280,248)  (   10,843,093)   (   73,706,596) (     794,144)   (   88,773,965)     13,898,457
                         =============    =============     =============   ============     =============    ============


*The Live Oak class of shares was liquidated on June 14, 2002.

                            September 5, 2002
                      (Commencement of Offering) to
                           September 30, 2002
                              (Unaudited)
                               ---------
Short Term General Fund -
   General Shares
Shares sold..........           181,860,136
Dividends reinvested.                 5,088
Shares redeemed......       (       322,096)
                             --------------
Net increase (decrease)         181,543,128
                             ==============





--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================
4. Tax Information

Accumulated undistributed realized losses at September 30, 2002 amounted to $820 and $12,676 for the U.S. Government Fund and the Municipal Fund, respectively. Such losses represent tax basis net capital losses which may be carried forward to offset capital gains. $820 will expire in the year 2010 for the U.S. Government Fund and $11,869 and $807 will expire in the years 2003 and 2009, respectively for the Municipal Fund.

5. Financial Highlights

                                                                 Cortland General Money Market Fund
                                   ---------------------------------------------------------------------------------------------
                                                                          Cortland Shares
                                   ---------------------------------------------------------------------------------------------
                                       Six Months
                                         Ended                               For the Year Ended March 31,
                                   September 30, 2002  -------------------------------------------------------------------------
                                      (Unaudited)        2002             2001            2000            1999           1998
                                       ---------       ---------       ---------       ---------       ---------       ---------
Per Share Operating Performance:
(for a share outstanding
 throughout the period)
Net asset value,
  beginning of period..............    $   1.00        $   1.00        $   1.00        $   1.00        $   1.00        $   1.00
                                       ---------       ---------       ---------       ---------       ---------       ---------

Income from investment operations:
Net investment income..............        0.005           0.024           0.054           0.045           0.045           0.047
Net realized and unrealized
  gain/(loss) on investments.......        --              --              --              --              0.001       (   0.001)
                                        --------        --------        --------        --------        --------        --------
Total from investment operations...        0.005           0.024           0.054           0.045           0.046           0.046
Less distributions:
Dividends from net
  investment income................    (   0.005)      (   0.024)      (   0.054)      (   0.045)      (   0.045)      (   0.047)
                                        --------        --------        --------        --------        --------        --------
Total distributions................    (   0.005)      (   0.024)      (   0.054)      (   0.045)      (   0.045)      (   0.047)
                                        --------        --------        --------        --------        --------        --------
Net asset value, end of period         $   1.00        $   1.00        $   1.00        $   1.00        $   1.00        $   1.00
                                       =========       =========       =========       =========       =========       =========

Total Return.......................        0.50%(a)        2.43%           5.55%           4.60%            4.56%          4.77%

Ratios/Supplemental Data
Net assets,
  end of period (000's omitted)....    $1,565,171      $1,359,746      $  834,474      $  834,259      $  659,890       $  505,442

Ratios to average net assets:
Expenses...........................        1.02%(b)        1.01%           1.00%           0.97%           1.00%           0.99%
Net investment income..............        1.00%(b)        2.14%           5.37%           4.54%           4.41%           4.67%
Management and distribution support
  and service fees waived..........        0.00%(b)        0.01%           0.02%           0.05%           0.03%           0.04%

(a)  Unannualized
(b)  Annualized




--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CORTLAND TRUST, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)

================================================================================
5.  Financial Highlights (Continued)


                                                      Cortland General Money Market Fund
                                                   Short Term General Fund - General Shares
                                                               September 5, 2002
                                                         (Commencement of Offering) to
                                                              September 30, 2002
                                                                  (Unaudited)
                                                                   ---------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value,
    beginning of period.............                          $       1.00
                                                              -----------------

Income from investment operations:
  Net investment income.............                                  0.001
  Net realized and unrealized
    gain/(loss) on investments......                                  --
                                                               ----------------
Total from investment operations....                                  0.001
Less distributions:
  Dividends from net
    investment income...............                          (       0.001    )
                                                               ----------------
Total distributions.................                          (       0.001    )
                                                               ----------------
Net asset value, end of period......                          $       1.00
                                                              =================

Total Return........................                                  0.07%(a)

Ratios/Supplemental Data
Net assets,
    end of year (000's omitted).....                          $       181,543

Ratios to average net assets:
  Expenses..........................                                  1.00% (b)
  Net investment income.............                                  0.98% (b)


(a)  Unannualized
(b)  Annualized







--------------------------------------------------------------------------------

--------------------------------------------------------------------------------





================================================================================
5.  Financial Highlights (Continued)

                                                                        U.S. Government Fund
                                   ---------------------------------------------------------------------------------------------
                                                                          Cortland Shares
                                   ---------------------------------------------------------------------------------------------
                                       Six Months
                                         Ended                               For the Year Ended March 31,
                                   September 30, 2002  -------------------------------------------------------------------------
                                      (Unaudited)        2002             2001            2000            1999           1998
                                       ---------       ---------       ---------       ---------       ---------       ---------
Per Share Operating Performance:
(for a share outstanding
 throughout the period)
Net asset value,
  beginning of period........          $   1.00        $   1.00        $   1.00        $   1.00        $   1.00        $   1.00
                                       ---------       ---------       ---------       ---------       ---------       ---------

Income from investment operations:
Net investment income........              0.005           0.022           0.052           0.043           0.042           0.046
Net realized and unrealized
  (loss) on investments......              --              --              --              --              0.001       (   0.001)
                                        --------        --------        --------        --------        --------        --------

Total from investment operations           0.005           0.022           0.052           0.043           0.043           0.045
Less distributions:
Dividends from net
  investment income..........          (   0.005)      (   0.022)      (   0.052)      (   0.043)      (   0.042)      (   0.045)
                                        --------        --------        --------        --------        --------        --------

Total distributions..........          (   0.005)      (   0.022)      (   0.052)      (   0.043)      (   0.042)      (   0.045)
                                        --------        --------        --------        --------        --------        --------
Net asset value, end of period         $   1.00        $   1.00        $   1.00        $   1.00        $   1.00        $   1.00
                                       =========       =========       =========       =========       =========       =========

Total Return.................              0.50%(a)        2.23%           5.37%           4.35%           4.33%           4.61%

Ratios/Supplemental Data
Net assets,
  end of period (000's omitted)        $  174,579      $  247,591      $   71,400      $   58,121      $   64,438      $   48,069

Ratios to average net assets:
Expenses.....................              1.03%(b)        1.03%           1.00%           0.88%           1.00%           0.81%
Net investment income........              0.85%(b)        1.47%           5.26%           4.38%           4.18%           4.58%
Management and distribution support
  and service fees waived....              0.00%(b)        0.00%           0.03%           0.16%           0.04%           0.25%



(a)  Unannualized
(b)  Annualized





--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CORTLAND TRUST, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)

================================================================================
5.  Financial Highlights (Continued)


                                                                      Municipal Money Market
                                   ---------------------------------------------------------------------------------------------
                                                                          Cortland Shares
                                   ---------------------------------------------------------------------------------------------
                                       Six Months
                                         Ended                               For the Year Ended March 31,
                                   September 30, 2002  -------------------------------------------------------------------------
                                      (Unaudited)        2002             2001            2000            1999           1998
                                       ---------       ---------       ---------       ---------       ---------       ---------
(for a share outstanding
 throughout the period)
Net asset value,
  beginning of period........          $   1.00        $   1.00        $   1.00        $   1.00        $   1.00        $   1.00
                                       ---------       ---------       ---------       ---------       ---------       ---------

Income from investment operations:
Net investment income........              0.003           0.015           0.031           0.026           0.025           0.028
Less distributions:
Dividends from net
  investment income..........          (   0.003)      (   0.015)      (   0.031)      (   0.026)      (   0.025)      (   0.028)
                                        --------        --------        --------        --------        --------        --------

Net asset value, end of period         $   1.00        $   1.00        $   1.00        $   1.00        $   1.00        $   1.00
                                       =========       =========       =========       =========       =========       =========

Total Return.................              0.31%(a)        1.48%           3.17%           2.58%           2.56%           2.81%

Ratios/Supplemental Data
Net assets,
  end of period (000's omitted)        $   82,874      $   67,782      $   61,891      $   54,792      $   49,234      $   47,780

Ratios to average net assets:
Expenses.....................              1.00%(b)        1.00%           1.00%           1.00%           1.00%           1.01%
Net investment income........              0.62%(b)        1.43%           3.06%           2.55%           2.51%           2.81%
Management and distribution support
  and service fees waived....              0.02%(b)        0.03%           0.03%           0.03%           0.04%           0.00%


(a)  Unannualized
(b)  Annualized






--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CORTLAND TRUST, INC.
ADDITIONAL INFORMATION
(UNAUDITED)

================================================================================

                                                  Directors and Officers Information
                                                          September 30, 2002+
-------------------- ---------------- ----------------  ---------------------------------------------- ---------------------

                       Position(s)       Term of        Principal Occupation(s)  Number of Portfolios         Other
  Name, Address1,       Held with        Office2            During Past            in Fund Complex       Directorships
      and Age             Fund        and Length of           5 Years           Overseen by Director        held by
                                       Time Served                                  or Officer            Director
-------------------- ---------------- ----------------- ---------------------------------------------- ---------------------
Disinterested Directors:
-------------------- ---------------- ----------------- ---------------------------------------------- ---------------------
Albert R. Dowden,    Chairman,        Director/Trustee, Corporate                Director of three      Director/Trustee
Age 61               Director and     since 1984        director/trustee for     portfolios             of Magellan
                     Member of the                      Magellan Insurance                              Insurance
                     Audit and                          Company, Rotary Power                           Company, Rotary
                     Nominating                         International and AIM                           Power International
                     Committee                          Funds.  Employed by                             and the AIM Funds.
                                                        Volvo Companies in
                                                        North America from
                                                        1974, serving as
                                                        President and CEO of
                                                        Volvo Group North
                                                        America, Inc. from
                                                        1991 to 1998.
-------------------- ---------------- ----------------- ---------------------------------------------- ---------------------
William Lerner,      Director and     Director,         Self-employed attorney   Director of three      Director of
Esq., Age 66         Member of the    since 2000        for the five-year        portfolios             Rent-Way, Inc.,
                     Audit and                          period ended December                           Seitel, Inc., and
                     Nominating                         31, 2001.                                       Micros-to-Mainframes,
                     Committee                                                                          Inc.
-------------------- ---------------- ----------------- ---------------------------------------------- ---------------------
James L. Schultz,    Director and     Director/Trustee, Currently                Director of three             N/A
Age 66               Member and       since 1984        self-employed as a       portfolios
                     Chairman of                        consultant.  Formerly
                     the Audit and                      President of Computer
                     Nominating                         Research Inc. from
                     Committee                          1975 to 2001.
-------------------- ---------------- ----------------  ---------------------------------------------- ---------------------


+ The Statement of Additional Information includes additional information about Cortland Trust, Inc. (the "Fund") directors and is available, without charge, upon request by calling the Fund's transfer agent at (212) 830-5200.

1 The address for each of the above directors/officers of the Fund is Reich & Tang Asset Management, LLC, 600 Fifth Ave., New York, NY 10020.

2 The term of office for a director or officer is indefinite, until he or she resigns, is removed or a successor is elected and qualified.









--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CORTLAND TRUST, INC.
ADDITIONAL INFORMATION (CONTINUED)
(UNAUDITED)

================================================================================

                                          Directors and Officers Information
                                           September 30, 2002+ (Continued)
-------------------- ------------- ------------------ -------------------------- -------------------------- ---------------
                     Position(s)   Term of Office2    Principal Occupation(s)     Number of Portfolios in      Other
  Name, Address1,     Held with     and Length of            During Past                 Fund Complex        Directorships
      and Age            Fund        Time Served               5 Years             Overseen by Director or     held by
                                                                                           Officer             Director
-------------------- ------------- ------------------ -------------------------- -------------------------- -------------
Interested Directors/Officers:
-------------------- ------------- ------------------ -------------------------- -------------------------- --------------
Steven W. Duff,       President    Director/Officer,  Manager and President of      Director/Trustee and/or       N/A
Age 49                   and       since 1996         Reich & Tang Asset            Officer of fourteen
                      Director3                       Management, LLC ("RTAM,       other portfolios
                                                      LLC"), a registered
                                                      Investment Advisor.
                                                      Associated with RTAM, LLC
                                                      since 1994.
-------------------- ------------- ------------------  ------------------------- -------------------------- --------------
Carl Frischling,      Director4    Director,          Partner of Kramer Levin       Director of three         Director of
Esq., Age 65                       since 1998         Naftalis & Frankel LLP (a     portfolios                  the AIM
                                                      lawfirm) with which he has                                 Funds.
                                                      been associated with since
                                                      1994.
-------------------- ------------- ------------------ --------------------------- ------------------------- ---------------
Richard De Sanctis,      Vice      Officer,           Executive Vice President,     Officer of fourteen           N/A
Age 46                President,   since 1989         CFO and Treasurer of RTAM,    portfolios
                      Treasurer                       LLC.  Associated with RTAM,
                         and                          LLC since 1990.
                      Assistant
                      Secretary
-------------------- ------------- ------------------ --------------------------- ------------------------- ---------------
Molly Flewharty,         Vice      Officer,           Senior Vice President of      Officer of fourteen           N/A
Age 51                President    since 1991         RTAM, LLC. Associated with    portfolios
                                                      RTAM, LLC since 1977
-------------------- ------------- ------------------ --------------------------- ------------------------- ---------------
Rosanne Holtzer,      Secretary    Officer,           Senior Vice President of      Officer of fourteen           N/A
Age 38                   and       since 1998         RTAM, LLC.  Associated with   portfolios
                      Assistant                       RTAM, LLC since 1986.
                      Treasurer
-------------------- ------------- ------------------ --------------------------- ------------------------- ---------------
Dana E. Messina,         Vice      Officer,           Executive Vice President of   Officer of eleven             N/A
Age 46                President    since 1991         RTAM, LLC.  Associated with   portfolios
                                                      RTAM, LLC since 1980.
-------------------- ------------- ------------------ --------------------------- ------------------------- ---------------
Ruben Torres,            Vice      Officer,           Vice President of RTAM,       Officer of three              N/A
Age 53                President    since 1986         LLC.  Associated with RTAM,   portfolios
                         and                          LLC since 1991.
                      Assistant
                      Secretary
-------------------- ------------- ------------------ --------------------------- ------------------------- ---------------

+ The Statement of Additional Information includes additional information about Cortland Trust, Inc. (the "Fund") directors and is available, without charge, upon request by calling the Fund's transfer agent at (212) 830-5200.

1 The address for each of the above directors/officers of the Fund is Reich & Tang Asset Management, LLC, 600 Fifth Ave., New York, NY 10020.

2 The term of office for a director or officer is indefinite, until he or she resigns, is removed or a successor is elected and qualified.

3 Steven W. Duff is deemed an interested person of the Fund due to his affiliation with RTAM, LLC, the Fund's investment advisor.

4 Carl Frischling, Esq. is deemed an interested person of the Fund due to his affiliation with Kramer Levin Naftalis & Frankel LLP, counsel to the Fund and the independent directors.





--------------------------------------------------------------------------------

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                                    CORTLAND
                                   TRUST, INC.


























                               Semi-Annual Report
                               September 30, 2002
                                   (Unaudited)






CRT10/02S
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